Interest expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Interest Expense [Line Items]
Amortization of deferred financing costs	$ 539,000	$ 797,000
Interest on long term debt	8,759,000	7,087,000
Other interest income	(175,000)	(144,000)
Total interest expense, net	8,584,000	6,943,000
Interest capitalized	634,000	0
Capital lease obligations
Schedule of Interest Expense [Line Items]
Interest on long term debt	2,984,000	3,023,000
Credit Facility
Schedule of Interest Expense [Line Items]
Interest on long term debt	2,729,000	1,507,000
Convertible debentures
Schedule of Interest Expense [Line Items]
Interest on long term debt	2,200,000	1,760,000
Promissory notes
Schedule of Interest Expense [Line Items]
Interest on long term debt	202,000	0
Mortgage
Schedule of Interest Expense [Line Items]
Interest on long term debt	105,000	0
Amortization of deferred financing costs	$ 256,000	$ 344,000